FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE OF FINANCIAL INSTRUMENTS
SCHEDULE OF FAIR VALUE INSTRUMENTS

The following tables summarize the Company’s financial assets measured at fair value on a recurring basis and their respective input levels based on the fair value hierarchy (in thousands):

		Fair Value Measurements Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(level 3)
Assets:
Cash equivalents
Money market funds	$33,529	$33,529	$—	$—
Total cash equivalents	33,529	33,529	—	—

Short-term investments
Agency bonds	27,429	—	27,429	—
Corporate debt securities	9,057	—	9,057	—
U.S. Treasury bills	8,386	8,386	—	—
Total short-term investments	44,872	8,386	36,486	—

Total fair value of assets	$78,401	$41,915	$36,486	$—

		Fair Value Measurements Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(level 3)
Assets:
Cash equivalents
Money market funds	$19,787	$19,787	$—	$—
Total cash equivalents	19,787	19,787	—	—

Short-term investments
Agency bonds	42,255	—	42,255	—
Commercial paper	38,386	—	38,386	—
U.S. Treasury bills	10,362	10,362	—	—
Corporate debt securities	7,945	—	7,945	—
Total short-term investments	98,948	10,362	88,586	—

Total fair value of assets	$118,735	$30,149	$88,586	$—

SCHEDULE OF SHORT TERM INVESTMENTS

The following tables summarize the Company’s short-term investments (in thousands):

		As of December 31, 2024
			Gross	Gross
		Amortized	unrealized	unrealized	Estimated fair
	Maturity	cost	gains	losses	value
Agency bonds	1 year or less	27,358	71	—	27,429
Corporate debt securities	1 year or less	9,031	27	(1)	9,057
U.S. Treasury bills	1 year or less	8,378	8	—	8,386
		$44,767	$106	$(1)	$44,872

		As of December 31, 2023
			Gross	Gross
		Amortized	unrealized	unrealized	Estimated fair
	Maturity	cost	gains	losses	value
Agency bonds	2 years or less	$42,090	179	(14)	$42,255
Commercial paper	2 years or less	38,362	29	(5)	38,386
U.S. Treasury bills	2 years or less	10,334	31	(3)	10,362
Corporate debt securities	2 years or less	7,925	21	(1)	7,945
		$98,711	$260	$(23)	$98,948

SCHEDULE OF SHORT-TERM INVESTMENTS WITH UNREALIZED LOSSES

	As of December 31, 2024
	Less than 12 months		12 months or Greater
		Unrealized		Unrealized	Total	Total Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Corporate debt securities	$2,016	$(1)	$—	$—	$2,016	$(1)
	$2,016	$(1)	$—	$—	$2,016	$(1)

	As of December 31, 2023
	Less than 12 months		12 months or Greater
		Unrealized		Unrealized	Total	Total Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Commercial paper	$6,042	$(5)	$—	$—	$6,042	$(5)
Agency bonds	3,760	(6)	6,579	(8)	10,339	(14)
U.S. Treasury bills	488	(2)	1,007	(1)	1,495	(3)
Corporate debt securities	3,110	(1)	—	—	3,110	(1)
	$13,400	$(14)	$7,586	$(9)	$20,986	$(23)